Variable Interest Entities (VIEs)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities (VIEs) [Abstract]
Variable Interest Entities (VIEs)
Variable Interest Entities (VIEs)

As of December 31, 2014, the Company leased two semi-submersible rigs, and a jack-up from VIEs under finance leases. Each of the units had been sold by the Company to single purpose subsidiaries of Ship Finance and simultaneously leased back by the Company on bareboat charter contracts for a term of 15 years. The Company has several options to repurchase the units during the charter periods, and put options and obligations to purchase the assets at the end of the 15 years lease period.

On June 19, 2013, SFL Deepwater Ltd sold the West Hercules to SFL Hercules Ltd. This transaction under common control has no net effects on our consolidated financial statements, and we will continue to consolidate all relevant VIEs.

On June 28, 2013, our consolidated subsidiary NADL sold the entity that own the jack-up, the West Linus, to the Ship Finance subsidiary, SFL Linus Ltd. The purchase consideration reflected a market value of the rig as of the delivery date which was $600 million. This rig was simultaneously chartered back to the Company over a period of 15 years. Upon closing of the purchase, SFL Linus Ltd received a $195 million loan from Ship Finance which bears an interest of 4.5% per annum and matures in 2029. During 2014 the loan was reduced to $125 million, and is reported as long-term debt due to related parties in our balance sheet as of December 31, 2014.

The following table gives a summary of the sale and leaseback arrangements and repurchase options, as of December 31, 2014:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option * (In $ millions)	Month of last repurchase Option *
West Taurus	Nov 2008	850	418	February 2015	149	November 2023
West Hercules	Oct 2008	850	580	August 2011	135	August 2023
West Linus	Jul 2013	600	370	June 2018	170	June 2028

* For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively. For West Linus the put option is $100 million.

The Company has determined that the Ship Finance subsidiaries, which own the units, are variable interest entities (VIEs), and that the Company is the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are consolidated in the Company's results. The Company did not record any gains from the sale of the units, as they continued to be reported as assets at their original cost in the Company's consolidated balance sheet at the time of each transaction. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in the Company's consolidated results. At December 31, 2014 and December 31, 2013 the units are reported under drilling units in the Company's balance sheet.

The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the bareboat charter rates per day for each unit is given below.

	(In US$ thousands)
	2014	2015	2016	2017	2018
West Taurus	340	186	166	158	158
West Hercules	239	180	179	170	166
West Linus	222	222	223	222	222

The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2014 and as at December 31, 2013 are as follows:

(In US$ millions)	December 31, 2014				December 31, 2013
	SFL West Polaris Limited **	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL West Polaris Limited	SFL Deepwater Ltd.	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Polaris	West Taurus	West Hercules	West Linus	West Polaris	West Taurus and West Hercules	West Hercules	West Linus
Investment in finance lease	N/A	429	426	574	488	515	477	195
Amount due from related parties *	N/A	45	5	14	45	30	25	—
Other assets	N/A	13	10	—	5	13	10	—
Total assets	N/A	487	441	588	538	558	512	195

Short-term interest bearing debt	N/A	32	28	51	36	80	28	—
Long-term interest bearing debt	N/A	271	256	400	351	303	333	—
Other liabilities	N/A	6	1	3	2	6	2	2
Long-term debt due to related parties *	N/A	145	145	125	145	145	145	195
Total liabilities	N/A	454	430	579	534	534	508	197
Equity	N/A	33	11	9	4	24	4	(2)

Book value of units in the Company's consolidated accounts	N/A	450	603	581	577	458	617	162

* In the VIEs separate financial statements the related party balances are presented on a net basis.
** Refer to "West Polaris acquisition" discussion below.

West Polaris acquisition

On December 30, 2014 we entered into a share sale and purchase agreement with Ship Finance, where we acquired 100% of the equity interests in SFL West Polaris Limited, which was the owner of West Polaris. In addition, the Company purchased an outstanding loan of SFL West Polaris Limited of $97 million from Ship Finance. The acquisition price for the shares and the loan amounted to $111 million. This transaction is accounted for as an equity transaction and no gain or loss is recognized. Non-controlling interest of $7 million has been derecognized, with the residual $6 million recognized as a reduction in Additional Paid in Capital. As at December 31, 2014, the consideration for the shares and loan was unpaid, and was settled on January 5, 2015. Ship Finance continues to provide a guarantee for the bank loan which is held by SFL West Polaris Limited, although Seadrill has indemnified Ship Finance against any claims made against Ship Finance under the guarantee.